Document and Entity Information Document	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 25, 2024
Entity Registrant Name	Century Aluminum Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34474
Entity Tax Identification Number	13-3070826
Entity Address, Address Line One	One South Wacker Drive, Suite 1000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	696-3101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CENX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000949157
Amendment Flag	false